Equity Incentive Plans and Stock-Based Compensation - Summary of Stock-based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 1,631	$ 867	$ 4,286	$ 2,813	$ 3,848	$ 2,751
Cost of Revenue
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	60	52	192	145	197	162
Sales, General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	1,414	672	3,634	2,251	3,084	2,182
Product Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense	$ 157	$ 143	$ 460	$ 417	$ 567	$ 407